Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Vessels
Schedule of Vessels

Vessels
Cost
As of January 1, 2017	2,621,435
Additions	5,665
Fully amortized dry-docking component	(2,500)

As of December 31, 2017	2,624,600

Additions	33,745
Fully amortized dry-docking component	(7,500)

As of December 31, 2018	2,650,845

Accumulated depreciation
As of January 1, 2017	182,343
Depreciation expense	81,089
Fully amortized dry-docking component	(2,500)

As of December 31, 2017	260,932

Depreciation expense	81,590
Fully amortized dry-docking component	(7,500)

As of December 31, 2018	335,022

Net book value
As of December 31, 2017	2,363,668

As of December 31, 2018	2,315,823